Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 24,839	¥ 28,603
Actuarial loss	(42,838)	(49,357)
Accumulated other comprehensive loss	(17,999)	(20,754)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(63)	(66)
Actuarial loss	(12,557)	(13,892)
Accumulated other comprehensive loss	¥ (12,620)	¥ (13,958)